As filed with the Securities and Exchange Commission on August 26, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741

(Name and address of agent for service)

(626) 914-7383
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  June 30, 2010

Item 1. Schedule of Investments.

Hodges Blue Chip 25 Fund
SCHEDULE OF INVESTMENTS at June 30, 2010 (Unaudited)

Shares		Value
	COMMON STOCKS - 87.2%
	Computer & Electronic Product Manufacturing - 17.3%
7,000	Cisco Systems, Inc. *	$149,170
2,500	International Business Machines	308,700
10,000	Microsoft Corp.	230,100
5,000	Texas Instruments, Inc.	116,400
		804,370
	Consumer Staples - 7.7%
3,000	Johnson & Johnson	177,180
3,000	Procter & Gamble Co.	179,940
		357,120
	Construction - 2.7%
3,000	Fluor Corp.	127,500
	Finance & Insurance - 12.5%
5,000	Allstate Corp.	143,650
800	CME Group, Inc.	225,240
3,000	Visa, Inc.	212,250
		581,140
	Food & Beverage Products - 7.8%
3,000	Coca Cola Co.	150,360
3,500	J.M. Smucker Co.	210,770
		361,130
	Food Services - 4.2%
3,000	McDonald's Corp.	197,610
	Medical Equipment - 4.1%
600	Intuitive Surgical, Inc. *	189,372
	Mining, Quarrying, & Oil & Gas Extraction - 8.0%
2,250	Schlumberger Ltd.	124,515
3,000	Transocean Ltd. *	138,990
2,500	Vulcan Materials Co.	109,575
		373,080
	Miscellaneous Manufacturing - 2.2%
2,000	Joy Global, Inc.	100,180

	Petroleum & Coal Products Manufacturing - 5.3%
1,500	Chevron Corp.	101,790
2,500	Exxon Mobil Corp.	142,675
		244,465
	Retail Trade - 12.3%
4,000	Costco Wholesale Corp.	219,320
4,000	Home Depot, Inc.	112,280
5,000	Wal-Mart Stores, Inc.	240,350
		571,950
	Transportation & Warehousing - 3.1%
13,000	Southwest Airlines Co.	144,430

	TOTAL COMMON STOCKS
	(Cost $4,470,230)	4,052,347

	PARTNERSHIPS & TRUSTS - 2.2%
3,800	Texas Pacific Land Trust(1)	99,978

	TOTAL PARTNERSHIPS & TRUSTS
	(Cost $114,484)	99,978

	SHORT-TERM INVESTMENTS - 13.6%
469,519	AIM Short Term Investor Prime Institutional 0.20%(2)	469,519
161,861	Fidelity Money Market Portfolio 0.20%(2)	161,861
		631,380
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $631,380)	631,380

TOTAL INVESTMENTS IN SECURITIES - 103.0%
(Cost $5,216,094)	4,783,705
Liabilities in Excess of Other Assets - (3.0)%	(138,286)
TOTAL NET ASSETS - 100.0%	$4,645,419

Percentages are stated as a percent of net assets.

* Non-income producing security.
(1)	A portion of this security is considered illiquid. As of June 30, 2010, the total market value of investments considered illiquid was $91,065 or 2.0% of total net assets.
(2) Seven-day yield as of June 30, 2010.

The cost basis of investments for federal income tax purposes at June 30, 2010 was as follows+:

Cost of investments	$ 5,216,094
Gross unrealized appreciation	16,648
Gross unrealized depreciation	(449,037)
Net unrealized depreciation	$ (432,389)

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Disclosure at June 30, 2010 (Unaudited)

The Hodges Blue Chip 25 Fund (the "Fund") has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and sets out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

● Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
● Level 2 Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
● Level 3 Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

	Level 1	Level 2	Level 3
Common Stock	$4,052,347	-	-

Partnerships & Trusts	99,978

Short-Term Investments	631,380	-	-

Total Investments in Securities	$4,783,705	-	-

Hodges Equity Income Fund
SCHEDULE OF INVESTMENTS at June 30, 2010 (Unaudited)

Shares		Value
	COMMON STOCKS - 94.8%
	Chemical Manufacturing - 3.2%
5,000	E.I. du Pont de Nemours & Co.	$172,950

	Computer & Electronic Product Manufacturing - 15.1%
9,000	Intel Corp.	175,050
2,000	International Business Machines	246,960
40,000	Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	390,400
		812,410
	Consumer Staples - 6.9%
3,250	Johnson & Johnson	191,945
3,000	Procter & Gamble Co.	179,940
		371,885
	Food & Beverage Products - 13.3%
1,500	Cal-Maine Foods, Inc.	47,895
4,500	Coca Cola Co.	225,540
2,500	J.M. Smucker Co.	150,550
7,000	Kraft Foods, Inc.	196,000
10,000	Rocky Mountain Chocolate Factory, Inc.(1)(2)	93,000
		712,985
	Media - 3.2%
13,000	Cinemark Holdings, Inc.	170,950
	Miscellaneous Manufacturing - 6.2%
1,500	Caterpillar, Inc.	90,105
4,000	Kimberly Clark Corp.	242,520
		332,625
	Mining, Quarrying, & Oil & Gas Extraction - 6.6%
2,000	Diamond Offshore Drilling, Inc.	124,380
5,000	Transocean Ltd. *	231,650
		356,030
	Petroleum & Coal Products Manufacturing - 6.3%
2,000	Chevron Corp.	135,720
3,500	Exxon Mobil Corp.	199,745
		335,465
	Pharmaceuticals - 5.1%
4,000	Eli Lilly & Co.	134,000
4,000	Merck & Co., Inc.	139,880
		273,880
	Retail Trade - 7.4%
20,000	Educational Development Corp. (1)(2)	110,000
5,000	Home Depot, Inc.	140,350
3,000	Wal-Mart Stores, Inc.	144,210
		394,560
	Telecommunications - 8.7%
4,000	AT&T, Inc.	96,760
5,000	Centurytel, Inc.	166,550
5,000	Frontier Communications Corp.	35,550
4,000	Verizon Communications, Inc.	112,080
5,000	Windstream Corp.	52,800
		463,740
	Transportation & Warehousing - 2.6%
3,000	Grupo Aeroportuario del Sureste SAB de CV - ADR	136,620
	Utilities - 8.9%
4,000	Atmos Energy Corp.	108,160
6,000	CenterPoint Energy, Inc.	78,960
3,000	Consolidated Edison, Inc.	129,300
10,000	Duke Energy Corp.	160,000
		476,420
	Wholesale Trade - 1.3%
2,500	Sysco Corp.	71,425

	TOTAL COMMON STOCKS
	(Cost $5,504,992)	5,081,945

	PREFERRED STOCKS - 6.5%
4,000	Archer Daniels Midland Co.	144,840
5,000	Capstead Mortgage Corp. ^	73,750
3,000	Ford Motor Co. Capital Trust II *	132,450
		351,040

	TOTAL PREFERRED STOCKS
	(Cost $358,998)	351,040

	SHORT-TERM INVESTMENTS - 5.5%
84,751	AIM Short Term Investor Prime Institutional 0.20%(3)	84,751
212,152	Fidelity Money Market Portfolio 0.20%(3)	212,152
		296,903
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $296,903)	296,903

	Total Investments - 106.8%
	(Cost $6,160,893)	5,729,888
	Liabilities in Excess of Other Assets - (6.8)%	(366,481)
	TOTAL NET ASSETS - 100.0%	$5,363,407

*	Non-income producing security.
(1)	Affiliated Company as defined by the Investment Company Act of 1940.
(2)	A portion of this security is considered illiquid. As of June 30, 2010, the total market value of investments
	considered illiquid was $113,744 or 2.1% of total net assets.
(3)	Seven-day yield as of June 30, 2010.
ADR	American Depository Receipt

The cost basis of investments for federal income tax purposes at June 30, 2010 was as follows+:

Cost of investments		$6,160,893
Gross unrealized appreciation		33,143
Gross unrealized depreciation		(464,148)
Net unrealized depreciation		$(431,005)

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Disclosure at June 30, 2010 (Unaudited)

The Hodges Equity Income Fund (the "Fund") has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and sets out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

● Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
● Level 2 Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
● Level 3 Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

	Level 1	Level 2	Level 3
Common Stock	$5,081,945
		-	-
Preferred Stock	351,040	-	-

Short-Term Investments	296,903	-	-

Total Investments in Securities	$5,729,888	-	-

Hodges Fund
SCHEDULE OF INVESTMENTS at June 30, 2010 (Unaudited)

Shares		Value
	COMMON STOCKS - 92.7%
	Computer & Electronic Product Manufacturing - 8.3%
300,000	Dell, Inc. *	$3,618,000
200,000	Kulicke & Soffa Industries, Inc. *	1,404,000
500,000	Napco Security Systems, Inc. *(2)	942,500
50,000	Netapp, Inc. *	1,865,500
100,000	Omnivision Technologies, Inc. *	2,144,000
75,000	Sirona Dental Systems, Inc. *	2,613,000
600,000	Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	5,856,000
500,000	Texas Instruments, Inc.	11,640,000
		30,083,000
	Consumer Durables & Apparel - 5.3%
400,000	Crocs, Inc. *	4,232,000
1,000,000	Eastman Kodak Co. *	4,340,000
240,000	Skechers USA, Inc. *	8,764,800
50,000	Steven Madden Ltd. *	1,576,000
		18,912,800
	Food & Beverage Products - 1.6%
600,000	Rocky Mountain Chocolate Factory, Inc.(1)(2)	5,580,000
	Food Services - 4.9%
2,100,000	Krispy Kreme Doughnuts, Inc. *	7,077,000
1,200,000	Luby's, Inc. *(2)	4,620,000
250,000	Starbucks Corp.	6,075,000
		17,772,000
	Finance & Insurance - 1.9%
250,000	Legg Mason, Inc.	7,007,500
	Furniture & Related Product Manufacturing - 0.1%
100,000	Furniture Brands International, Inc. *	522,000
	Homebuilding - 0.4%
775,000	Palm Harbor Homes, Inc. *(2)	1,379,500
	Industrials - 2.8%
505,000	Aegean Marine Petroleum Network, Inc.	10,089,900
	Media - 16.9%
1,000,000	A.H. Belo Corp. *(1)(2)	6,640,000
3,000,000	Belo Corp.	17,070,000
550,000	Cinemark Holdings, Inc.	7,232,500
700,000	Gannett Co., Inc.	9,422,000
900,000	New York Times Co. *	7,785,000
150,000	Oracle Corp.	3,219,000
10,000,000	Sirius XM Radio, Inc. *	9,495,000
		60,863,500
	Mining, Quarrying, & Oil & Gas Extraction - 19.6%
260,000	Atwood Oceanics, Inc. *	6,635,200
350,000	Chesapeake Energy Corp.	7,332,500
360,400	Cubic Energy, Inc. *(2)	324,360
175,000	Devon Energy Corp.	10,661,000
100,000	Freeport-McMoRan Copper & Gold, Inc.	5,913,000
300,000	Helmerich & Payne, Inc.	10,956,000
200,000	Petrohawk Energy Corp. *	3,394,000
600,000	SandRidge Energy, Inc. *	3,498,000
185,000	Schlumberger Ltd.	10,237,900
250,000	Transocean Ltd. *	11,582,500
		70,534,460
	Miscellaneous Manufacturing - 9.8%
1,902,900	A.T. Cross Co. - Class A *(1)(2)	9,514,500
100,000	Cummins, Inc.	6,513,000
500,000	Fuqi International, Inc. *	3,400,000
10,000	Intuitive Surgical, Inc. *	3,156,200
75,000	Joy Global, Inc.	3,756,750
300,000	Texas Industries, Inc.	8,862,000
		35,202,450
	Nonmetallic Mineral Product Manufacturing - 1.4%
200,000	Eagle Materials, Inc.	5,186,000
	Retail Trade - 10.5%
500,000	Chico's FAS, Inc.	4,940,000
510,000	PriceSmart, Inc.	11,847,300
350,000	Sotheby's	8,004,500
275,000	Wal-Mart Stores, Inc.	13,219,250

		38,011,050
	Transportation & Warehousing - 9.2%
700,000	Delta Air Lines, Inc. *	8,225,000
450,000	Dryships, Inc. *	1,606,500
353,494	Frozen Food Express Industries, Inc. *(2)	1,237,229
300,000	Kansas City Southern *	10,905,000
1,000,000	Southwest Airlines Co.	11,110,000
		33,083,729
	TOTAL COMMON STOCKS
	(Cost $360,336,269)	334,227,889

	PARTNERSHIPS & TRUSTS - 3.0%
408,000	Texas Pacific Land Trust (1)(2)	10,734,480

	TOTAL PARTNERSHIPS & TRUSTS
	(Cost $11,184,416)	10,734,480

Contracts (100 shares per contract)		Value
	PURCHASED OPTION - 0.1%
	Call Options
1,000	Chesapeake Energy Corp.
	Expiration: January 22, 2011, Exercise Price: $20.00	325,000

	TOTAL PURCHASED OPTION
	(Cost $695,000)	325,000

Shares		Value
	WARRANTS - 0.0%
2,214	Krispy Kreme Doughnuts, Inc.
	Expiration: March 2012, *	199

	TOTAL WARRANTS
	(Cost $0)	199

	TOTAL INVESTMENTS IN SECURITIES - 95.8%
	(Cost $372,215,685)	345,287,568
	Other Assets in Excess of Liabilities - 4.2%	15,270,252
	TOTAL NET ASSETS - 100.0%	$360,557,820

Percentages are stated as a percent of net assets.

*	Non-income producing security.
(1)	Affiliated Company as defined by the Investment Company Act of 1940.
(2)	A portion of this security is considered illiquid. As of June 30, 2010, the total market value of investments considered illiquid was $33,085,126 or 9.2% of total assets.
ADR	American Depository Receipt

The cost basis of investments for federal income tax purposes at June 30, 2010 was as follows+:

Cost of investments		$ 372,472,495
Gross unrealized appreciation		33,938,517
Gross unrealized depreciation		(61,123,444)
Net unrealized depreciation		$ (27,184,927)

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Disclosure at June 30, 2010 (Unaudited)

The Hodges Fund (the "Fund") has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

● Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
● Level 2 Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
● Level 3 Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

	Level 1	Level 2	Level 3
Common Stock	$334,227,889	-	-

Partnerships & Trusts	10,734,480

Call Options	325,000	-	-

Warrants	199	-	-

Total Investments in Securities	$345,287,568	-	-

Hodges Pure Contrarian Fund
SCHEDULE OF INVESTMENTS at June 30, 2010 (Unaudited)

Shares		Value
	COMMON STOCKS - 77.0%
	Computer & Electronic Product Manufacturing - 4.0%
5,000	Dell, Inc. *	$60,300
215,312	Intrusion, Inc. *(2)	151,795
20,000	Kulicke & Soffa Industries, Inc. *	140,400
		352,495
	Consumer Durables & Apparel - 4.1%
55,000	Eastman Kodak Co. *	238,700
50,000	Heelys, Inc. *	121,500
		360,200
	Finance & Insurance - 4.4%
3,560	E*TRADE Financial Corp. *	42,079
5,601	Legg Mason, Inc.	156,996
8,699	MidWestOne Financial Group, Inc.	134,661
10,000	Penson Worldwide, Inc. *	56,400
		390,136
	Food & Beverage Products - 2.4%
2,500	Cal-Maine Foods, Inc.	79,825
15,000	Smart Balance, Inc. *	61,350
3,090	Tootsie Roll Industries, Inc.	73,078
		214,253
	Food Services - 7.7%
75,000	Krispy Kreme Doughnuts, Inc. *	252,750
50,000	Luby's, Inc. *	192,500
10,000	Starbucks Corp.	243,000
		688,250
	Furniture & Related Product Manufacturing - 2.1%
35,000	Furniture Brands International, Inc. *	182,700
	Health Care & Social Assistance - 2.0%
20,000	Boston Scientific Corp. *	116,000
15,000	Tenet Healthcare Corp. *	65,100
		181,100
	Home Building - 3.6%
40,000	Palm Harbor Homes, Inc. *	71,200
30,000	Pulte Homes *	248,400
		319,600
	Media - 11.5%
25,000	A.H. Belo Corp. *(1)(2)	166,000
40,000	Belo Corp. *	227,600
12,500	Gannett Co., Inc.	168,250
20,000	New York Times Co. *	173,000
300,000	Sirius XM Radio, Inc. *	284,850
		1,019,700

	Mining, Quarrying, & Oil & Gas Extraction - 5.4%
4,000	Atwood Oceanics, Inc. *	102,080
6,000	Chesapeake Energy Corp.	125,700
20,000	SandRidge Energy, Inc. *	116,600
3,000	Transocean Ltd. *	138,990
		483,370
	Miscellaneous Manufacturing - 2.1%
10,000	A.T. Cross Co. - Class A *(1)(2)	50,000
20,000	Fuqi International, Inc. *	136,000
		186,000
	Paper Manufacturing - 1.4%
6,000	Temple Inland, Inc.	124,020
	Personal Services - 0.4%
5,000	Service Corporation International	37,000
	Petroleum & Coal Products Manufacturing - 0.4%
2,000	Valero Energy Corp.	35,960
	Primary Metal Manufacturing - 5.2%
30,200	Commercial Metals Co.	399,244
3,500	Encore Wire Corp.	63,665
		462,909
	Professional, Scientific, & Technical Services - 1.2%
100,000	Beacon Enterprise Solutions Group, Inc. *	107,000
	Retail Trade - 10.6%
15,000	Chico's FAS, Inc.	148,200
15,000	CONN'S, Inc. *	88,200
4,000	Home Depot, Inc.	112,280
5,000	Sotheby's	114,350
15,000	Stein Mart, Inc. *	93,450
9,500	Whole Foods Market, Inc. *	342,190
30,000	Zale Corp. *	47,400
		946,070
	Transportation & Warehousing - 6.3%
13,000	Delta Air Lines, Inc. *	152,750
20,000	Dryships, Inc. *	71,400
10,000	Dynamex, Inc. *	122,000
30,000	Frozen Food Express Industries, Inc. *	105,000
10,000	Southwest Airlines Co.	111,100
		562,250
	Transportation Equipment Manufacturing - 2.2%
20,000	Winnebago Industries, Inc. *	198,800

	TOTAL COMMON STOCKS
	(Cost $7,739,513)	6,851,813

	PARTNERSHIPS & TRUSTS - 0.9%
3,000	Texas Pacific Land Trust	78,930

	TOTAL PARTNERSHIPS & TRUSTS
	(Cost $90,236)	78,930

	SHORT-TERM INVESTMENTS - 31.5%
2,432,137	AIM Short Term Investor Prime Institutional 0.20%(3)	2,432,137
373,387	Fidelity Money Market Portfolio 0.20%(3)	373,387
		2,805,524
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $2,805,524)	2,805,524

	TOTAL INVESTMENTS IN SECURITIES - 109.4%
	(Cost $10,635,273)	9,736,267
	Liabilities in Excess of Other Assets - (9.4)%	(837,359)
	TOTAL NET ASSETS - 100.0%	$8,898,908

* Non-income producing security.
Affiliated Company as defined by the Investment Company Act of 1940.
A portion of this security is considered illiquid. As of June 30, 2010, the value of these investments was
$524,630 or 5.9% of total net assets.
Seven-day yield as of June 30, 2010

The cost basis of investments for federal income tax purposes at June 30, 2010 was as follows+:

Cost of investments	$ 10,635,273
Gross unrealized appreciation	310,940
Gross unrealized depreciation	(1,209,946)
Net unrealized depreciation	$ (899,006)

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Disclosure at June 30, 2010 (Unaudited)

The Hodges Pure Contrarian Fund (the "Fund") has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and sets out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

● Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
● Level 2 Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
● Level 3 Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

	Level 1	Level 2	Level 3
Common Stock	$6,851,813
		-	-
Partnerships & Trusts	78,930

Short-Term Investments	2,805,524	-	-

Total Investments in Securities	$9,736,267	-	-

Hodges Small Cap Fund
SCHEDULE OF INVESTMENTS at June 30, 2010 (Unaudited)

Shares		Value
	COMMON STOCKS - 90.7%
	Administrative Support & Waste Management - 2.9%
50,000	Geo Group, Inc. *	$1,037,500
	Apparel Manufacturing - 2.2%
40,000	Maidenform Brands, Inc. *	814,400
	Chemical Manufacturing - 2.6%
50,000	Impax Laboratories, Inc. *	953,000
	Computer & Electronic Product Manufacturing - 10.9%
110,000	Kulicke & Soffa Industries, Inc. *	772,200
70,000	Omnivision Technologies, Inc. *	1,500,800
20,000	Sirona Dental Systems, Inc. *	696,800
30,000	Volterra Semiconductor Corp. *	691,800
100,000	Xeta Technologies, Inc. *(2)	305,000
		3,966,600
	Consumer Durables & Apparel - 7.3%
25,000	Fossil, Inc. *	867,500
150,000	Heelys, Inc. *	364,500
236,400	Joe's Jeans, Inc. *	468,072
30,000	Steven Madden Ltd. *	945,600
		2,645,672
	Food & Beverage Products - 2.3%
20,000	Diamond Foods, Inc.	822,000
	Food Services - 2.5%
100,000	Krispy Kreme Doughnuts, Inc. *	337,000
150,000	Luby's, Inc. *(2)	577,500
		914,500
	Furniture & Related Product Manufacturing - 1.7%
20,000	Tempur-Pedic International, Inc. *	615,000
	Health Care & Social Assistance - 1.2%
100,000	Tenet Healthcare Corp. *	434,000
	Home Building - 0.9%
180,000	Palm Harbor Homes, Inc. *(2)	320,400
	Industrials - 2.7%
50,000	Aegean Marine Petroleum Network, Inc.	999,000
	Media - 4.5%
150,000	Belo Corp. *	853,500
60,000	Cinemark Holdings, Inc.	789,000
		1,642,500
	Mining, Quarrying, & Oil & Gas Extraction - 11.0%
45,000	Atwood Oceanics, Inc. *	1,148,400
90,000	Brigham Exploration Co. *	1,384,200
16,000	Carbo Ceramics, Inc.	1,155,040
325,000	Cubic Energy, Inc. *(2)	292,500
		3,980,140
	Miscellaneous Manufacturing - 2.7%
80,000	A.T. Cross Co. - Class A *(1)(2)	400,000
20,000	Alamo Group, Inc.	434,000
10,000	Insulet Corp. *	150,500
		984,500
	Paper Manufacturing - 2.9%
50,000	Temple Inland, Inc.	1,033,500
	Personal Services - 3.1%
50,000	CPI Corp.	1,121,000
	Plastics & Rubber Products Manufacturing - 2.2%
40,000	Cooper Tire & Rubber Co.	780,000

	Retail Trade - 13.1%
20,000	America's Car Mart, Inc. *	452,600
50,000	Delta Apparel, Inc. *	730,000
20,000	Jos. A. Bank Clothiers, Inc. *	1,079,800
20,000	Kirklands, Inc. *	337,500
50,000	PriceSmart, Inc.	1,161,500
75,000	Titan Machinery, Inc. *	984,750
		4,746,150
	Transportation & Warehousing - 14.0%
85,000	Dynamex, Inc. *	1,037,000
25,000	Genco Shipping & Trading Ltd. *	374,750
20,000	Grupo Aeroportuario del Pacifico SAB de CV - ADR	581,000
40,000	Hornbeck Offshore Services, Inc. *	584,000
35,000	Kansas City Southern *	1,272,250
20,000	Kirby Corp. *	765,000
30,000	Saia, Inc. *	450,000
		5,064,000
	TOTAL COMMON STOCKS
	(Cost $29,650,403)	32,873,862

	PARTNERSHIPS & TRUSTS - 2.5%
35,000	Texas Pacific Land Trust(2)	920,850

	TOTAL PARTNERSHIPS & TRUSTS
	(Cost $1,008,391)	920,850

	SHORT-TERM INVESTMENTS - 6.3%
871,339	AIM Short Term Investor Prime Institutional 0.20%(3)	871,339
1,418,697	Fidelity Money Market Portfolio 0.20%(3)	1,418,697
		2,290,036
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $2,290,036)	2,290,036

	TOTAL INVESTMENTS IN SECURITIES - 99.5%
	(Cost $32,948,830)	36,084,748
	Other Assets in Excess of Liabilities - 0.5%	176,904
	TOTAL NET ASSETS - 100.0%	$36,261,652

Percentages are stated as a percent of net assets.

*	Non-income producing security.
(1)	Affilated Company as defined by the Investment Company Act of 1940.
(2)	A portion of this security is considered illiquid. As of June 30, 2010, the total market value of investments
	considered illiquid was $2,114,684 or 5.8% of total net assets.
(3)	Seven-day yield as of June 30, 2010.
ADR	American Depository Receipt

The cost basis of investments for federal income tax purposes at June 30, 2010 was as follows+:

Cost of investments		$ 32,997,467
Gross unrealized appreciation		4,720,205
Gross unrealized depreciation		(1,632,924)
Net unrealized appreciation		$ 3,087,281

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Disclosure at June 30, 2010 (Unaudited)

The Hodges Small Cap Fund (the "Fund") has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and sets out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

● Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
● Level 2 Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
● Level 3 Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

	Level 1	Level 2	Level 3
Common Stock	$32,873,862	-	-

Partnerships & Trusts	920,850

Short-Term Investments	2,290,036	-	-

Total Investments in Securities	$36,084,748	-	-

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title /s/ Robert M. Slotky
                                                Robert M. Slotky, President

Date  08/18/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ Robert M. Slotky
                                                   Robert M. Slotky, President

Date  08/18/2010

By (Signature and Title)*/s/ Patrick J. Rudnick
                                                 Patrick J. Rudnick, Treasurer

Date 08/17/2010

* Print the name and title of each signing officer under his or her signature.